Quarterly Holdings Report
for

Fidelity® Small Cap Value Index Fund

March 31, 2020

SVI-QTLY-0520
1.9896351.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	1,408	$82,664
Bandwidth, Inc. (a)	332	22,340
Cincinnati Bell, Inc. (a)	6,313	92,422
Consolidated Communications Holdings, Inc.	8,980	40,859
Frontier Communications Corp. (a)	13,740	5,221
IDT Corp. Class B (a)	616	3,339
Intelsat SA (a)	8,624	13,195
Iridium Communications, Inc. (a)	12,605	281,470
ORBCOMM, Inc. (a)	1,993	4,863
Pareteum Corp. (a)	9,609	3,959
Vonage Holdings Corp. (a)	9,309	67,304
		617,636
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A	6,504	20,553
Eros International PLC (a)	8,630	14,240
Gaia, Inc. Class A (a)	1,300	11,544
Marcus Corp.	2,856	35,186
Reading International, Inc. Class A (a)	2,016	7,842
Rosetta Stone, Inc. (a)	2,245	31,475
		120,840
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	7,472	32,130
DHI Group, Inc. (a)	6,210	13,414
MeetMe, Inc. (a)	3,181	18,672
TrueCar, Inc. (a)	1,891	4,576
		68,792
Media - 1.2%
Boston Omaha Corp. (a)	370	6,701
Cbdmd, Inc. (a)	4,180	3,887
Clear Channel Outdoor Holdings, Inc. (a)	4,994	3,196
comScore, Inc. (a)	6,113	17,239
Cumulus Media, Inc. (a)	1,745	9,458
Daily Journal Corp. (a)	146	33,332
E.W. Scripps Co. Class A	6,974	52,584
Emerald Expositions Events, Inc.	3,010	7,796
Entercom Communications Corp. Class A	14,999	25,648
Entravision Communication Corp. Class A	6,092	12,367
Fluent, Inc. (a)	170	199
Gray Television, Inc. (a)	6,890	73,999
Hemisphere Media Group, Inc. (a)	161	1,375
Lee Enterprises, Inc. (a)	6,471	6,361
Liberty Latin America Ltd.:
Class A (a)	6,070	63,856
Class C (a)	14,305	146,769
Marchex, Inc. Class B (a)	4,628	6,711
MSG Network, Inc. Class A (a)	5,474	55,835
National CineMedia, Inc.	6,956	22,677
New Media Investment Group, Inc.	15,103	22,352
Saga Communications, Inc. Class A	479	13,177
Scholastic Corp.	3,758	95,791
Tegna, Inc.	27,670	300,496
Tribune Publishing Co.	2,271	18,418
WideOpenWest, Inc. (a)	3,094	14,727
		1,014,951
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	2,246	24,010

TOTAL COMMUNICATION SERVICES		1,846,229

CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.0%
Adient PLC (a)	11,163	101,248
American Axle & Manufacturing Holdings, Inc. (a)	14,282	51,558
Cooper Tire & Rubber Co.	6,389	104,141
Cooper-Standard Holding, Inc. (a)	2,148	22,060
Dana, Inc.	18,370	143,470
Modine Manufacturing Co. (a)	6,239	20,277
Motorcar Parts of America, Inc. (a)	2,401	30,205
Standard Motor Products, Inc.	2,113	87,837
Stoneridge, Inc. (a)	2,995	50,166
Tenneco, Inc.	6,372	22,939
Visteon Corp. (a)	3,553	170,473
		804,374
Automobiles - 0.0%
Winnebago Industries, Inc.	1,173	32,621
Distributors - 0.0%
Weyco Group, Inc.	754	15,208
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	6,715	179,895
American Public Education, Inc. (a)	1,923	46,017
Carriage Services, Inc.	2,109	34,060
Collectors Universe, Inc.	74	1,160
Houghton Mifflin Harcourt Co. (a)	13,400	25,192
K12, Inc. (a)	4,602	86,794
Laureate Education, Inc. Class A (a)	14,330	150,608
OneSpaWorld Holdings Ltd.	5,710	23,183
Regis Corp. (a)	2,752	16,264
Select Interior Concepts, Inc. (a)	1,974	4,086
Weight Watchers International, Inc. (a)	5,947	100,564
		667,823
Hotels, Restaurants & Leisure - 0.9%
BFC Financial Corp. Class A	8,405	19,416
Biglari Holdings, Inc. (a)	18	925
Bluegreen Vacations Corp.	989	5,716
Boyd Gaming Corp.	930	13,411
Brinker International, Inc.	1,181	14,184
Carrols Restaurant Group, Inc. (a)	4,012	7,302
Century Casinos, Inc. (a)	3,588	8,647
Chuy's Holdings, Inc. (a)	1,603	16,142
Del Taco Restaurants, Inc. (a)	3,659	12,550
Denny's Corp. (a)	1,833	14,077
Dine Brands Global, Inc.	815	23,374
Drive Shack, Inc. (a)	737	1,120
El Pollo Loco Holdings, Inc. (a)	2,490	21,041
Fiesta Restaurant Group, Inc. (a)	3,055	12,312
Golden Entertainment, Inc. (a)	1,126	7,443
Inspired Entertainment, Inc. (a)	69	233
J. Alexanders Holdings, Inc. (a)	1,741	6,668
Jack in the Box, Inc.	2,482	86,994
Kura Sushi U.S.A., Inc. Class A (a)	210	2,512
Marriott Vacations Worldwide Corp.	4,318	239,994
Monarch Casino & Resort, Inc. (a)	293	8,225
Nathan's Famous, Inc.	230	14,030
Papa John's International, Inc.	308	16,438
Penn National Gaming, Inc. (a)	12,408	156,961
Potbelly Corp. (a)	2,551	7,883
RCI Hospitality Holdings, Inc.	1,129	11,256
Red Lion Hotels Corp. (a)	2,990	4,365
Red Robin Gourmet Burgers, Inc. (a)	1,661	14,152
Wingstop, Inc.	283	22,555
		769,926
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	1,202	6,551
Beazer Homes U.S.A., Inc. (a)	3,661	23,577
Casper Sleep, Inc.	456	1,956
Century Communities, Inc. (a)	2,099	30,456
Ethan Allen Interiors, Inc.	2,986	30,517
Flexsteel Industries, Inc.	980	10,741
GoPro, Inc. Class A (a)	1,218	3,191
Green Brick Partners, Inc. (a)	2,894	23,297
Hooker Furniture Corp.	1,357	21,183
KB Home	8,813	159,515
La-Z-Boy, Inc.	3,298	67,774
Legacy Housing Corp. (a)	478	4,422
Lifetime Brands, Inc.	1,491	8,424
M.D.C. Holdings, Inc.	6,431	149,199
M/I Homes, Inc. (a)	3,452	57,062
Meritage Homes Corp. (a)	4,611	168,348
Purple Innovation, Inc. (a)	784	4,453
Taylor Morrison Home Corp. (a)	14,785	162,635
TRI Pointe Homes, Inc. (a)	17,612	154,457
Tupperware Brands Corp.	6,264	10,148
Universal Electronics, Inc. (a)	162	6,216
Zagg, Inc. (a)	3,379	10,509
		1,114,631
Internet & Direct Marketing Retail - 0.6%
Lands' End, Inc. (a)	1,330	7,102
Leaf Group Ltd. (a)	557	746
Liquidity Services, Inc. (a)	3,341	12,963
Overstock.com, Inc. (a)	3,780	18,862
PetMed Express, Inc.	1,767	50,854
Quotient Technology, Inc. (a)	8,617	56,011
Stamps.com, Inc. (a)	2,102	273,428
Stitch Fix, Inc. (a)	579	7,353
The RealReal, Inc.	4,878	34,195
The Rubicon Project, Inc. (a)	2,024	11,233
Waitr Holdings, Inc. (a)	6,139	7,551
		480,298
Leisure Products - 0.5%
Acushnet Holdings Corp.	4,479	115,200
American Outdoor Brands Corp. (a)	6,888	57,170
Callaway Golf Co.	11,896	121,577
Clarus Corp.	1,180	11,564
Escalade, Inc.	1,296	7,711
Johnson Outdoors, Inc. Class A	252	15,800
Sturm, Ruger & Co., Inc.	192	9,775
Vista Outdoor, Inc. (a)	7,363	64,794
		403,591
Multiline Retail - 0.2%
Big Lots, Inc.	4,953	70,432
Dillard's, Inc. Class A	1,254	46,335
JC Penney Corp., Inc. (a)	41,299	14,868
		131,635
Specialty Retail - 2.0%
Aaron's, Inc. Class A	971	22,119
Abercrombie & Fitch Co. Class A	7,993	72,656
American Eagle Outfitters, Inc.	2,009	15,972
Ascena Retail Group, Inc. (a)	868	1,207
At Home Group, Inc. (a)	5,576	11,264
Barnes & Noble Education, Inc. (a)	5,208	7,083
Bed Bath & Beyond, Inc.	15,535	65,402
Caleres, Inc.	5,064	26,333
Chico's FAS, Inc.	14,640	18,886
Citi Trends, Inc.	1,420	12,638
Conn's, Inc. (a)	2,262	9,455
DSW, Inc. Class A	5,084	25,318
Express, Inc. (a)	7,832	11,670
GameStop Corp. Class A	8,373	29,306
Genesco, Inc. (a)	1,780	23,745
GNC Holdings, Inc. Class A (a)	9,531	4,461
Group 1 Automotive, Inc.	2,244	99,319
Guess?, Inc.	5,854	39,632
Haverty Furniture Companies, Inc.	2,293	27,264
Hibbett Sports, Inc. (a)	2,039	22,296
Hudson Ltd. (a)	4,743	23,810
J.Jill, Inc.	2,043	1,129
Lithia Motors, Inc. Class A (sub. vtg.)	1,101	90,051
Lumber Liquidators Holdings, Inc. (a)	2,968	13,920
MarineMax, Inc. (a)	2,501	26,060
Michaels Companies, Inc. (a)	9,937	16,098
Murphy U.S.A., Inc. (a)	3,066	258,648
Office Depot, Inc.	69,160	113,422
OneWater Marine, Inc. Class A	463	3,542
Party City Holdco, Inc. (a)	6,245	2,862
RH (a)	1,540	154,724
RTW Retailwinds, Inc. (a)	5,367	1,128
Sally Beauty Holdings, Inc. (a)	14,871	120,158
Shoe Carnival, Inc.	1,168	24,259
Signet Jewelers Ltd.	6,599	42,564
Sleep Number Corp. (a)	286	5,480
Sonic Automotive, Inc. Class A (sub. vtg.)	3,099	41,155
Sportsman's Warehouse Holdings, Inc. (a)	5,441	33,517
Tailored Brands, Inc.	462	804
The Buckle, Inc.	3,677	50,412
The Cato Corp. Class A (sub. vtg.)	2,826	30,153
The Container Store Group, Inc. (a)	2,023	4,774
Tilly's, Inc.	2,802	11,572
Winmark Corp.	196	24,974
Zumiez, Inc. (a)	2,541	44,010
		1,685,252
Textiles, Apparel & Luxury Goods - 0.4%
Culp, Inc.	1,404	10,333
Delta Apparel, Inc. (a)	758	7,891
Fossil Group, Inc. (a)	6,003	19,750
G-III Apparel Group Ltd. (a)	5,617	43,251
Kontoor Brands, Inc.	4,288	82,201
Movado Group, Inc.	1,985	23,463
Oxford Industries, Inc.	1,301	47,174
Rocky Brands, Inc.	899	17,396
Superior Group of Companies, Inc.	1,079	9,128
Unifi, Inc. (a)	1,839	21,240
Vera Bradley, Inc. (a)	2,627	10,823
Vince Holding Corp. (a)	324	1,257
Wolverine World Wide, Inc.	5,217	79,298
		373,205

TOTAL CONSUMER DISCRETIONARY		6,478,564

CONSUMER STAPLES - 3.4%
Beverages - 0.0%
Craft Brew Alliance, Inc. (a)	1,350	20,115
Food & Staples Retailing - 1.0%
Andersons, Inc.	4,009	75,169
BJ's Wholesale Club Holdings, Inc. (a)	9,313	237,202
Ingles Markets, Inc. Class A	1,800	65,088
Natural Grocers by Vitamin Cottage, Inc.	1,183	10,067
PriceSmart, Inc.	2,619	137,628
Rite Aid Corp. (a)	7,020	105,300
SpartanNash Co.	4,566	65,385
United Natural Foods, Inc. (a)	6,790	62,332
Village Super Market, Inc. Class A	1,050	25,809
Weis Markets, Inc.	1,214	50,575
		834,555
Food Products - 1.7%
Alico, Inc.	658	20,424
B&G Foods, Inc. Class A	7,277	131,641
Cal-Maine Foods, Inc.	4,008	176,272
Darling International, Inc. (a)	20,893	400,519
Farmer Brothers Co. (a)	1,307	9,097
Fresh Del Monte Produce, Inc.	3,902	107,734
Hostess Brands, Inc. Class A (a)	15,189	161,915
Lancaster Colony Corp.	660	95,462
Landec Corp. (a)	3,267	28,390
Limoneira Co.	1,406	18,419
Sanderson Farms, Inc.	405	49,945
Seneca Foods Corp. Class A (a)	841	33,455
The Simply Good Foods Co. (a)	10,501	202,249
Tootsie Roll Industries, Inc.	242	8,702
		1,444,224
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,276	35,090
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,123	130,995
Oil-Dri Corp. of America	665	22,238
		188,323
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	2,074	35,362
Edgewell Personal Care Co. (a)	6,878	165,622
elf Beauty, Inc. (a)	2,859	28,133
Nature's Sunshine Products, Inc. (a)	1,164	9,463
Revlon, Inc. (a)	102	1,115
		239,695
Tobacco - 0.2%
Pyxus International, Inc. (a)	964	2,998
Universal Corp.	3,084	136,344
Vector Group Ltd.	787	7,414
		146,756

TOTAL CONSUMER STAPLES		2,873,668

ENERGY - 3.4%
Energy Equipment & Services - 0.8%
Archrock, Inc.	16,523	62,126
COVIA Corp. (a)	4,782	2,732
Diamond Offshore Drilling, Inc. (a)	8,385	15,345
Dril-Quip, Inc. (a)	4,613	140,697
Era Group, Inc. (a)	2,446	13,037
Exterran Corp. (a)	3,714	17,827
Forum Energy Technologies, Inc. (a)	8,243	1,461
Frank's International NV (a)	13,722	35,540
FTS International, Inc. (a)	1,574	351
Geospace Technologies Corp. (a)	1,631	10,438
Helix Energy Solutions Group, Inc. (a)	17,885	29,331
Independence Contract Drilling, Inc. (a)	148	207
KLX Energy Services Holdings, Inc. (a)	3,065	2,146
Liberty Oilfield Services, Inc. Class A	4,812	12,944
Mammoth Energy Services, Inc.	1,508	1,129
Matrix Service Co. (a)	3,320	31,440
Nabors Industries Ltd.	45,095	17,592
Natural Gas Services Group, Inc. (a)	1,707	7,613
NCS Multistage Holdings, Inc. (a)	994	636
Newpark Resources, Inc. (a)	11,597	10,403
Nextier Oilfield Solutions, Inc. (a)	20,447	23,923
Nine Energy Service, Inc. (a)	1,801	1,456
Noble Corp. (a)	32,904	8,555
Oceaneering International, Inc. (a)	12,662	37,226
Oil States International, Inc. (a)	7,786	15,806
Pacific Drilling SA (a)	3,693	1,588
ProPetro Holding Corp. (a)	4,402	11,005
RigNet, Inc. (a)	98	176
RPC, Inc.	7,512	15,475
SEACOR Holdings, Inc. (a)	2,220	59,851
SEACOR Marine Holdings, Inc. (a)	2,512	11,003
Seadrill Ltd. (a)	6,713	2,887
Select Energy Services, Inc. Class A (a)	7,466	24,115
Smart Sand, Inc. (a)	2,349	2,443
TETRA Technologies, Inc. (a)	15,227	4,873
Tidewater, Inc. (a)	4,973	35,209
U.S. Silica Holdings, Inc.	9,256	16,661
U.S. Well Services, Inc. (a)	262	79
		685,326
Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. (a)	23,566	2,851
Amplify Energy Corp. New	1,041	589
Arch Coal, Inc.	1,919	55,459
Ardmore Shipping Corp.	3,374	17,714
Berry Petroleum Corp.	8,024	19,338
Bonanza Creek Energy, Inc. (a)	2,376	26,730
Brigham Minerals, Inc. Class A	1,010	8,353
California Resources Corp. (a)	5,906	5,906
Callon Petroleum Co. (a)	49,402	27,067
Chaparral Energy, Inc. Class A (a)	3,482	1,637
Clean Energy Fuels Corp. (a)	16,853	29,998
CNX Resources Corp. (a)	23,727	126,228
Comstock Resources, Inc. (a)	2,024	10,909
CONSOL Energy, Inc. (a)	3,198	11,801
Contura Energy, Inc. (a)	2,350	5,523
CVR Energy, Inc.	2,218	36,664
Delek U.S. Holdings, Inc.	9,420	148,459
Denbury Resources, Inc. (a)	62,177	11,478
DHT Holdings, Inc.	14,083	108,017
Diamond S Shipping, Inc. (a)	3,439	40,615
Dorian LPG Ltd. (a)	2,761	24,048
Earthstone Energy, Inc. (a)	2,427	4,272
Energy Fuels, Inc. (a)	12,404	14,543
Evolution Petroleum Corp.	422	1,101
Extraction Oil & Gas, Inc. (a)	10,198	4,304
Falcon Minerals Corp.	3,964	8,523
GasLog Ltd.	1,669	6,042
Golar LNG Ltd.	11,107	87,523
Goodrich Petroleum Corp. (a)	287	1,223
Green Plains, Inc.	4,413	21,403
Gulfport Energy Corp. (a)	21,129	9,396
Hallador Energy Co.	2,909	2,760
Highpoint Resources, Inc. (a)	15,397	2,925
International Seaways, Inc.	3,211	76,711
Laredo Petroleum, Inc. (a)	23,023	8,744
Magnolia Oil & Gas Corp. Class A (a)	12,899	51,596
Matador Resources Co. (a)	12,819	31,791
Montage Resources Corp. (a)	2,772	6,237
NACCO Industries, Inc. Class A	465	13,011
National Energy Services Reunited Corp. (a)	2,935	14,910
Nordic American Tanker Shipping Ltd.	17,735	80,340
Northern Oil & Gas, Inc. (a)	37,290	24,727
Oasis Petroleum, Inc. (a)	40,133	14,047
Overseas Shipholding Group, Inc. (a)	8,347	18,948
Panhandle Royalty Co. Class A	1,910	7,048
Par Pacific Holdings, Inc. (a)	4,541	32,241
PDC Energy, Inc. (a)	12,741	79,122
Peabody Energy Corp.	8,177	23,713
Penn Virginia Corp. (a)	1,702	5,259
PrimeEnergy Corp. (a)	15	1,110
QEP Resources, Inc.	30,256	10,121
Renewable Energy Group, Inc. (a)	4,684	96,163
Rex American Resources Corp. (a)	717	33,348
Ring Energy, Inc. (a)	4,633	3,052
SandRidge Energy, Inc. (a)	3,982	3,580
Scorpio Tankers, Inc.	5,614	107,340
Ship Finance International Ltd. (NY Shares)	10,356	98,071
SilverBow Resources, Inc. (a)	961	2,374
SM Energy Co.	14,353	17,511
Southwestern Energy Co. (a)	69,169	116,896
Talos Energy, Inc. (a)	2,584	14,858
Teekay Corp. (a)	8,691	27,464
Teekay Tankers Ltd. (a)	3,030	67,387
Unit Corp. (a)	6,342	1,649
W&T Offshore, Inc. (a)	12,048	20,482
Whiting Petroleum Corp. (a)	11,625	7,793
World Fuel Services Corp.	8,210	206,728
		2,207,771

TOTAL ENERGY		2,893,097

FINANCIALS - 29.7%
Banks - 18.4%
1st Constitution Bancorp	1,159	15,357
1st Source Corp.	1,797	58,277
ACNB Corp.	1,034	31,020
Allegiance Bancshares, Inc.	2,384	57,478
Amalgamated Bank	1,793	19,400
American National Bankshares, Inc.	1,368	32,695
Ameris Bancorp	6,556	155,771
Ames National Corp.	1,117	22,843
Arrow Financial Corp.	1,629	45,400
Atlantic Capital Bancshares, Inc. (a)	2,583	30,660
Banc of California, Inc.	5,770	46,160
BancFirst Corp.	2,371	79,120
Bancorp, Inc., Delaware (a)	6,396	38,824
BancorpSouth Bank	12,622	238,808
Bank First National Corp.	38	2,128
Bank of Commerce Holdings	2,155	16,960
Bank of Marin Bancorp	1,687	50,610
Bank7 Corp.	421	3,343
BankFinancial Corp.	1,746	15,382
Bankwell Financial Group, Inc.	837	12,773
Banner Corp.	4,467	147,590
Bar Harbor Bankshares	1,947	33,644
BayCom Corp. (a)	873	10,520
BCB Bancorp, Inc.	1,884	20,065
Berkshire Hills Bancorp, Inc.	5,734	85,207
Boston Private Financial Holdings, Inc.	10,562	75,518
Bridge Bancorp, Inc.	2,080	44,013
Brookline Bancorp, Inc., Delaware	9,977	112,541
Bryn Mawr Bank Corp.	2,533	71,887
Business First Bancshares, Inc.	1,598	21,573
Byline Bancorp, Inc.	2,979	30,892
C & F Financial Corp.	439	17,516
Cadence Bancorp Class A	15,980	104,669
Cambridge Bancorp	451	23,452
Camden National Corp.	1,910	60,070
Capital Bancorp, Inc. (a)	1,027	12,858
Capital City Bank Group, Inc.	1,717	34,546
Capstar Financial Holdings, Inc.	1,869	18,484
Carolina Financial Corp.	2,977	77,015
Carter Bank & Trust	2,926	26,861
Cathay General Bancorp	9,753	223,831
CBTX, Inc.	2,293	40,747
Centerstate Banks of Florida, Inc.	15,336	264,239
Central Pacific Financial Corp.	3,238	51,484
Central Valley Community Bancorp	1,426	18,595
Century Bancorp, Inc. Class A (non-vtg.)	303	18,859
Chemung Financial Corp.	466	15,369
Citizens & Northern Corp.	1,545	30,900
City Holding Co.	1,837	122,216
Civista Bancshares, Inc.	1,922	28,753
CNB Financial Corp., Pennsylvania	1,761	33,230
Coastal Financial Corp. of Washington (a)	359	3,773
Codorus Valley Bancorp, Inc.	1,204	19,384
Colony Bankcorp, Inc.	952	11,900
Columbia Banking Systems, Inc.	9,171	245,783
Community Bank System, Inc.	6,468	380,318
Community Bankers Trust Corp.	2,728	13,231
Community Financial Corp.	611	13,503
Community Trust Bancorp, Inc.	1,970	62,626
ConnectOne Bancorp, Inc.	4,318	58,034
CrossFirst Bankshares, Inc. (a)	5,643	47,401
Customers Bancorp, Inc. (a)	3,609	39,446
CVB Financial Corp.	16,985	340,549
Eagle Bancorp, Inc.	3,895	117,668
Enterprise Bancorp, Inc.	1,155	31,173
Enterprise Financial Services Corp.	3,093	86,326
Equity Bancshares, Inc. (a)	1,899	32,758
Esquire Financial Holdings, Inc. (a)	501	7,540
Evans Bancorp, Inc.	618	15,024
Farmers & Merchants Bancorp, Inc.	1,290	33,424
Farmers National Banc Corp.	3,258	37,891
FB Financial Corp.	1,119	22,067
Fidelity D & D Bancorp, Inc.	219	11,173
Financial Institutions, Inc.	1,973	35,790
First Bancorp, North Carolina	3,728	86,042
First Bancorp, Puerto Rico	27,311	145,295
First Bancshares, Inc.	2,106	40,161
First Bank Hamilton New Jersey	2,165	15,025
First Busey Corp.	6,534	111,797
First Business Finance Services, Inc.	1,029	15,950
First Capital, Inc.	382	22,882
First Choice Bancorp	1,291	19,378
First Commonwealth Financial Corp.	12,452	113,811
First Community Bankshares, In	2,278	53,077
First Financial Bancorp, Ohio	12,404	184,944
First Financial Corp., Indiana	1,517	51,153
First Financial Northwest, Inc.	1,035	10,391
First Foundation, Inc.	3,399	34,738
First Guaranty Bancshares, Inc.	632	9,120
First Internet Bancorp	1,208	19,835
First Interstate Bancsystem, Inc.	4,815	138,865
First Merchants Corp.	6,865	181,854
First Mid-Illinois Bancshares, Inc.	1,852	43,966
First Midwest Bancorp, Inc., Delaware	13,550	179,334
First Northwest Bancorp	1,099	11,946
First of Long Island Corp.	2,936	50,940
Flushing Financial Corp.	3,443	45,998
FNCM Bancorp, Inc.	2,133	14,739
Franklin Financial Network, Inc.	1,672	34,092
Franklin Financial Services Corp.	520	14,274
Fulton Financial Corp.	20,406	234,465
FVCBankcorp, Inc. (a)	1,548	20,619
German American Bancorp, Inc.	3,152	86,522
Glacier Bancorp, Inc.	9,451	321,381
Great Southern Bancorp, Inc.	1,408	56,883
Great Western Bancorp, Inc.	7,196	147,374
Guaranty Bancshares, Inc. Texas	1,038	24,019
Hancock Whitney Corp.	11,040	215,501
Hanmi Financial Corp.	3,440	37,324
HarborOne Bancorp, Inc.	1,789	13,471
Hawthorn Bancshares, Inc.	733	13,451
HBT Financial, Inc.	1,068	11,246
Heartland Financial U.S.A., Inc.	4,423	133,575
Heritage Commerce Corp.	6,237	47,838
Heritage Financial Corp., Washington	4,665	93,300
Hilltop Holdings, Inc.	8,894	134,477
Home Bancshares, Inc.	19,743	236,719
HomeTrust Bancshares, Inc.	1,379	21,954
Hope Bancorp, Inc.	15,329	126,004
Horizon Bancorp, Inc. Indiana	4,750	46,835
Howard Bancorp, Inc. (a)	1,642	17,832
IBERIABANK Corp.	6,639	240,066
Independent Bank Corp.	2,008	25,843
Independent Bank Corp., Massachusetts	3,833	246,730
Independent Bank Group, Inc.	3,428	81,175
International Bancshares Corp.	7,077	190,230
Investar Holding Corp.	785	10,024
Investors Bancorp, Inc.	28,911	230,999
Lakeland Bancorp, Inc.	6,204	67,065
Lakeland Financial Corp.	846	31,091
LCNB Corp.	1,536	19,354
Level One Bancorp, Inc.	642	11,556
Live Oak Bancshares, Inc.	3,335	41,587
Macatawa Bank Corp.	3,326	23,681
Mackinac Financial Corp.	1,198	12,519
Mainstreet Bancshares, Inc. (a)	885	14,833
Malvern Bancorp, Inc. (a)	796	9,751
Mercantil Bank Holding Corp. Class A (a)	2,466	37,952
Mercantile Bank Corp.	2,045	43,293
Metrocity Bankshares, Inc.	1,875	22,013
Metropolitan Bank Holding Corp. (a)	883	23,779
Mid Penn Bancorp, Inc.	891	18,043
Midland States Bancorp, Inc.	2,535	44,337
MidWestOne Financial Group, Inc.	1,520	31,829
MutualFirst Financial, Inc.	740	20,868
MVB Financial Corp.	1,190	15,173
National Bank Holdings Corp.	2,537	60,634
National Bankshares, Inc.	794	25,329
NBT Bancorp, Inc.	5,431	175,910
Nicolet Bankshares, Inc. (a)	1,175	64,132
Northeast Bank	975	11,369
Northrim Bancorp, Inc.	814	21,978
Norwood Financial Corp.	729	19,464
Oak Valley Bancorp Oakdale California	817	12,860
OFG Bancorp	6,442	72,022
Ohio Valley Banc Corp.	513	15,380
Old National Bancorp, Indiana	21,497	283,545
Old Second Bancorp, Inc.	3,657	25,270
Opus Bank	2,783	48,229
Origin Bancorp, Inc.	2,435	49,309
Orrstown Financial Services, Inc.	1,299	17,887
Pacific City Financial Corp.	1,516	14,826
Pacific Mercantile Bancorp (a)	2,432	11,455
Pacific Premier Bancorp, Inc.	7,391	139,246
Park National Corp.	1,688	131,056
Parke Bancorp, Inc.	1,288	17,375
Peapack-Gladstone Financial Corp.	2,356	42,290
Penns Woods Bancorp, Inc.	878	21,335
People's Utah Bancorp	1,865	36,125
Peoples Bancorp of North Carolina	584	11,890
Peoples Bancorp, Inc.	2,291	50,746
Peoples Financial Services Corp.	881	35,011
Preferred Bank, Los Angeles	1,216	41,125
Premier Financial Bancorp, Inc.	1,649	20,448
Professional Holdings Corp. (A Shares)	385	6,141
QCR Holdings, Inc.	1,879	50,865
RBB Bancorp	2,090	28,675
Red River Bancshares, Inc.	592	22,034
Reliant Bancorp, Inc.	1,176	13,254
Renasant Corp.	7,079	154,605
Republic Bancorp, Inc., Kentucky Class A	1,237	40,858
Republic First Bancorp, Inc. (a)	5,454	11,944
Richmond Mutual Bancorp., Inc. (a)	1,399	14,270
S&T Bancorp, Inc.	4,836	132,120
Sandy Spring Bancorp, Inc.	4,390	99,390
SB One Bancorp	1,048	17,816
Seacoast Banking Corp., Florida (a)	5,346	97,885
Select Bancorp, Inc. New (a)	1,960	14,955
ServisFirst Bancshares, Inc.	1,123	32,926
Shore Bancshares, Inc.	1,541	16,720
Sierra Bancorp	1,814	31,890
Silvergate Capital Corp. (a)	403	3,845
Simmons First National Corp. Class A	12,129	223,174
SmartFinancial, Inc.	1,602	24,366
South Plains Financial, Inc.	1,282	19,858
South State Corp.	4,256	249,955
Southern First Bancshares, Inc. (a)	889	25,221
Southern National Bancorp of Virginia, Inc.	2,508	24,679
Southside Bancshares, Inc.	4,080	123,991
Spirit of Texas Bancshares, Inc. (a)	1,754	18,136
Stock Yards Bancorp, Inc.	2,067	59,798
Summit Financial Group, Inc.	1,370	29,058
The Bank of NT Butterfield & Son Ltd.	4,537	77,265
The Bank of Princeton	722	16,787
The First Bancorp, Inc.	1,291	28,402
Tompkins Financial Corp.	1,830	131,394
TowneBank	8,480	153,403
Trico Bancshares	3,403	101,477
TriState Capital Holdings, Inc. (a)	2,576	24,910
Triumph Bancorp, Inc. (a)	1,509	39,234
Trustmark Corp.	8,181	190,617
UMB Financial Corp.	5,638	261,490
Union Bankshares Corp.	10,162	222,548
Union Bankshares, Inc.	376	8,460
United Bankshares, Inc., West Virginia	12,415	286,538
United Community Bank, Inc.	9,163	167,775
United Security Bancshares, California	1,703	10,899
Unity Bancorp, Inc.	953	11,150
Univest Corp. of Pennsylvania	3,657	59,682
Valley National Bancorp	49,292	360,325
Veritex Holdings, Inc.	4,427	61,845
Washington Trust Bancorp, Inc.	1,926	70,415
WesBanco, Inc.	8,242	195,335
West Bancorp., Inc.	1,598	26,127
Westamerica Bancorp.	2,707	159,117
		15,450,993
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc.	2,954	63,481
Assetmark Financial Holdings, Inc. (a)	944	19,248
Associated Capital Group, Inc.	248	7,589
B. Riley Financial, Inc.	2,614	48,150
Blucora, Inc. (a)	1,728	20,822
BrightSphere Investment Group, Inc.	8,368	53,472
Cowen Group, Inc. Class A	1,952	18,856
Diamond Hill Investment Group, Inc.	55	4,963
Donnelley Financial Solutions, Inc. (a)	3,946	20,795
Gain Capital Holdings, Inc.	2,390	13,336
GAMCO Investors, Inc. Class A	62	681
INTL FCStone, Inc. (a)	2,030	73,608
Moelis & Co. Class A	1,124	31,584
Och-Ziff Capital Management Group LLC Class A	1,005	13,608
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,202	23,752
Piper Jaffray Companies	1,686	85,261
PJT Partners, Inc.	1,171	50,810
Stifel Financial Corp.	8,455	349,022
Virtus Investment Partners, Inc.	722	54,951
Waddell & Reed Financial, Inc. Class A	8,647	98,403
Westwood Holdings Group, Inc.	1,032	18,896
WisdomTree Investments, Inc.	10,434	24,311
		1,095,599
Consumer Finance - 0.6%
Elevate Credit, Inc. (a)	760	790
Encore Capital Group, Inc. (a)	3,931	91,907
Enova International, Inc. (a)	1,409	20,416
EZCORP, Inc. (non-vtg.) Class A (a)	6,471	26,984
Green Dot Corp. Class A (a)	1,037	26,329
LendingClub Corp. (a)	8,549	67,110
Medallion Financial Corp. (a)	2,654	4,936
Nelnet, Inc. Class A	2,278	103,444
Oportun Financial Corp. (a)	487	5,138
PRA Group, Inc. (a)	5,726	158,725
Regional Management Corp. (a)	540	7,376
World Acceptance Corp. (a)	293	16,001
		529,156
Diversified Financial Services - 0.7%
Alerus Financial Corp.	219	3,618
Banco Latinoamericano de Comercio Exterior SA Series E	3,922	40,436
Cannae Holdings, Inc. (a)	9,400	314,806
FGL Holdings Class A	18,530	181,594
GWG Holdings, Inc. (a)	110	1,118
Marlin Business Services Corp.	773	8,634
On Deck Capital, Inc. (a)	7,549	11,625
Rafael Holdings, Inc. (a)	1,402	17,960
		579,791
Insurance - 3.7%
AMBAC Financial Group, Inc. (a)	5,765	71,140
American Equity Investment Life Holding Co.	11,468	215,598
Amerisafe, Inc.	2,431	156,727
Argo Group International Holdings, Ltd.	4,154	153,947
BRP Group, Inc. (a)	1,361	14,359
Citizens, Inc. Class A (a)	6,309	41,135
CNO Financial Group, Inc.	18,843	233,465
Crawford & Co. Class A	306	2,203
Donegal Group, Inc. Class A	1,321	20,079
Employers Holdings, Inc.	4,013	162,567
Enstar Group Ltd. (a)	1,208	192,132
FBL Financial Group, Inc. Class A	1,234	57,591
Fednat Holding Co.	685	7,864
Genworth Financial, Inc. Class A	64,383	213,752
Global Indemnity Ltd.	865	22,058
Greenlight Capital Re, Ltd. (a)	3,679	21,890
Hallmark Financial Services, Inc. (a)	1,578	6,375
HCI Group, Inc.	786	31,637
Heritage Insurance Holdings, Inc.	3,003	32,162
Horace Mann Educators Corp.	5,259	192,427
Independence Holding Co.	637	16,282
Investors Title Co.	147	18,816
James River Group Holdings Ltd.	1,965	71,212
MBIA, Inc. (a)	8,727	62,311
National General Holdings Corp.	3,449	57,081
National Western Life Group, Inc.	290	49,880
NI Holdings, Inc. (a)	1,202	16,299
ProAssurance Corp.	6,781	169,525
ProSight Global, Inc.	659	6,425
Protective Insurance Corp. Class B	1,167	16,046
Safety Insurance Group, Inc.	1,877	158,475
Selective Insurance Group, Inc.	4,071	202,329
State Auto Financial Corp.	2,057	57,164
Stewart Information Services Corp.	2,981	79,503
Third Point Reinsurance Ltd. (a)	9,374	69,461
Tiptree, Inc.	3,200	16,704
United Fire Group, Inc.	2,452	79,960
United Insurance Holdings Corp.	2,600	24,024
Universal Insurance Holdings, Inc.	2,503	44,854
Watford Holdings Ltd. (a)	2,272	33,285
		3,098,744
Mortgage Real Estate Investment Trusts - 1.6%
AG Mortgage Investment Trust, Inc.	4,236	11,607
Anworth Mortgage Asset Corp.	12,517	14,144
Apollo Commercial Real Estate Finance, Inc.	19,594	145,387
Ares Commercial Real Estate Corp.	3,984	27,848
Arlington Asset Investment Corp.	4,690	10,271
Armour Residential REIT, Inc.	7,510	66,163
Blackstone Mortgage Trust, Inc.	16,299	303,487
Capstead Mortgage Corp.	11,894	49,955
Cherry Hill Mortgage Investment Corp.	2,030	12,586
Colony NorthStar Credit Real Estate, Inc.	10,328	40,692
Dynex Capital, Inc.	2,870	29,963
Ellington Financial LLC	5,008	28,596
Exantas Capital Corp.	3,958	10,924
Granite Point Mortgage Trust, Inc.	6,879	34,877
Great Ajax Corp.	2,212	14,068
Invesco Mortgage Capital, Inc.	21,043	71,757
KKR Real Estate Finance Trust, Inc.	3,194	47,942
Ladder Capital Corp. Class A	13,085	62,023
New York Mortgage Trust, Inc.	48,044	74,468
Orchid Island Capital, Inc.	8,325	24,559
PennyMac Mortgage Investment Trust	12,573	133,525
Redwood Trust, Inc.	14,217	71,938
TPG RE Finance Trust, Inc.	6,322	34,708
Western Asset Mortgage Capital Corp.	6,512	14,912
ZAIS Financial Corp.	4,655	33,609
		1,370,009
Thrifts & Mortgage Finance - 3.4%
Axos Financial, Inc. (a)	2,688	48,733
Bridgewater Bancshares, Inc. (a)	2,812	27,417
Capitol Federal Financial, Inc.	16,800	195,048
Columbia Financial, Inc. (a)	6,633	95,515
Dime Community Bancshares, Inc.	3,940	54,017
ESSA Bancorp, Inc.	1,220	16,653
Essent Group Ltd.	6,028	158,778
Farmer Mac Class C (non-vtg.)	803	44,671
First Defiance Financial Corp.	4,390	64,709
Flagstar Bancorp, Inc.	4,420	87,649
FS Bancorp, Inc.	457	16,452
Greene County Bancorp, Inc.	62	1,448
Hingham Institution for Savings	93	13,484
Home Bancorp, Inc.	958	23,394
HomeStreet, Inc.	2,794	62,111
Kearny Financial Corp.	6,757	58,043
Luther Burbank Corp.	2,512	23,035
Merchants Bancorp/IN	1,123	17,047
Meridian Bancorp, Inc. Maryland	5,249	58,894
Meta Financial Group, Inc.	1,781	38,683
MMA Capital Management, LLC (a)	631	15,605
Northfield Bancorp, Inc.	5,559	62,205
Northwest Bancshares, Inc.	12,765	147,691
OceanFirst Financial Corp.	6,503	103,463
Ocwen Financial Corp. (a)	16,690	8,345
OP Bancorp	1,631	12,167
PCSB Financial Corp.	1,773	24,804
PDL Community Bancorp (a)	1,059	10,876
Pennymac Financial Services, Inc.	2,644	58,459
Pioneer Bancorp, Inc. (a)	1,351	14,023
Provident Bancorp, Inc. (a)	992	8,551
Provident Financial Holdings, Inc.	750	11,423
Provident Financial Services, Inc.	7,766	99,871
Prudential Bancorp, Inc.	1,126	16,665
Radian Group, Inc.	25,742	333,359
Riverview Bancorp, Inc.	2,652	13,287
Southern Missouri Bancorp, Inc.	940	22,814
Sterling Bancorp, Inc.	2,038	8,763
Territorial Bancorp, Inc.	978	24,010
Timberland Bancorp, Inc.	948	17,339
Trustco Bank Corp., New York	12,113	65,531
Velocity Financial, Inc.	755	5,685
Walker & Dunlop, Inc.	3,105	125,038
Washington Federal, Inc.	9,854	255,810
Waterstone Financial, Inc.	2,774	40,334
Westfield Financial, Inc.	3,005	20,314
WMI Holdings Corp. (a)	5,038	36,929
WSFS Financial Corp.	6,458	160,933
		2,830,075

TOTAL FINANCIALS		24,954,367

HEALTH CARE - 6.0%
Biotechnology - 2.3%
89Bio, Inc. (a)	76	1,919
Abeona Therapeutics, Inc. (a)	6,785	14,249
Acceleron Pharma, Inc. (a)	994	89,331
Acorda Therapeutics, Inc. (a)	5,809	5,417
Adamas Pharmaceuticals, Inc. (a)	2,991	8,644
ADMA Biologics, Inc. (a)	808	2,327
Aduro Biotech, Inc. (a)	790	2,165
Aeglea BioTherapeutics, Inc. (a)	2,803	13,062
Affimed NV (a)	1,369	2,163
Akebia Therapeutics, Inc. (a)	15,040	114,003
Akero Therapeutics, Inc. (a)	230	4,876
Aldeyra Therapeutics, Inc. (a)	938	2,317
AMAG Pharmaceuticals, Inc. (a)	4,226	26,117
AnaptysBio, Inc. (a)	497	7,023
Anika Therapeutics, Inc. (a)	1,708	49,378
Applied Therapeutics, Inc. (a)	208	6,800
Aprea Therapeutics, Inc.	165	5,735
Arcus Biosciences, Inc. (a)	4,140	57,463
Arcutis Biotherapeutics, Inc. (a)	265	7,897
Ardelyx, Inc. (a)	7,976	45,344
Arena Pharmaceuticals, Inc. (a)	1,288	54,096
Assembly Biosciences, Inc. (a)	3,260	48,346
Atreca, Inc.	467	7,729
Avid Bioservices, Inc. (a)	489	2,499
Beam Therapeutics, Inc.	339	6,102
BeyondSpring, Inc. (a)	94	1,204
BioCryst Pharmaceuticals, Inc. (a)	2,886	5,772
BioTime, Inc. (a)	13,575	11,241
Black Diamond Therapeutics, Inc. (a)	318	7,934
Bridgebio Pharma, Inc.	2,015	58,435
Cabaletta Bio, Inc. (a)	139	1,015
Calithera Biosciences, Inc. (a)	6,077	26,982
CareDx, Inc. (a)	305	6,658
CASI Pharmaceuticals, Inc. (a)	586	1,195
Castle Biosciences, Inc.	256	7,631
Cel-Sci Corp. (a)	423	4,881
Cellular Biomedicine Group, Inc. (a)	406	6,423
Centogene NV (a)	35	700
Chimerix, Inc. (a)	6,340	9,130
Coherus BioSciences, Inc. (a)	4,664	75,650
Concert Pharmaceuticals, Inc. (a)	3,436	30,374
Constellation Pharmaceuticals, Inc. (a)	263	8,266
Cortexyme, Inc.	76	3,466
Cyclerion Therapeutics, Inc. (a)	152	403
Cytokinetics, Inc. (a)	589	6,944
Dynavax Technologies Corp. (a)	1,059	3,738
Enochian Biosciences, Inc. (a)	952	2,856
Epizyme, Inc. (a)	2,665	41,334
Evelo Biosciences, Inc. (a)	1,482	5,565
FibroGen, Inc. (a)	1,027	35,688
Five Prime Therapeutics, Inc. (a)	4,257	9,663
Frequency Therapeutics, Inc.	168	2,992
G1 Therapeutics, Inc. (a)	1,749	19,274
Galera Therapeutics, Inc. (a)	30	285
Geron Corp. (a)	23,281	27,704
Gossamer Bio, Inc. (a)	2,540	25,781
Gritstone Oncology, Inc. (a)	2,413	14,044
Harpoon Therapeutics, Inc. (a)	539	6,242
Hookipa Pharma, Inc.	42	347
IGM Biosciences, Inc. (a)	132	7,412
ImmunoGen, Inc. (a)	9,686	33,029
Immunomedics, Inc. (a)	2,242	30,222
Intellia Therapeutics, Inc. (a)	1,437	17,575
Jounce Therapeutics, Inc. (a)	1,980	9,405
Karuna Therapeutics, Inc. (a)	283	20,376
Kezar Life Sciences, Inc. (a)	3,753	16,363
Kiniksa Pharmaceuticals Ltd. (a)	102	1,579
Ligand Pharmaceuticals, Inc. Class B (a)	1,830	133,078
Macrogenics, Inc. (a)	3,266	19,008
Mersana Therapeutics, Inc. (a)	4,628	26,981
Minerva Neurosciences, Inc. (a)	536	3,227
Mirum Pharmaceuticals, Inc. (a)	111	1,554
Molecular Templates, Inc. (a)	930	12,360
Morphic Holding, Inc.	295	4,331
Myriad Genetics, Inc. (a)	7,987	114,294
Neon Therapeutics, Inc. (a)	1,917	5,061
NextCure, Inc.	94	3,485
Novavax, Inc. (a)	2,612	35,471
Opko Health, Inc. (a)	49,121	65,822
Oyster Point Pharma, Inc. (a)	154	5,390
PDL BioPharma, Inc. (a)	14,400	40,608
Polarityte, Inc. (a)	2,897	3,129
Precigen, Inc. (a)	6,816	23,174
Prevail Therapeutics, Inc.	373	4,547
Principia Biopharma, Inc. (a)	145	8,610
Protagonist Therapeutics, Inc. (a)	821	5,796
Prothena Corp. PLC (a)	5,137	54,966
RAPT Therapeutics, Inc. (a)	64	1,361
Revolution Medicines, Inc.	365	7,997
Rigel Pharmaceuticals, Inc. (a)	2,162	3,373
Sangamo Therapeutics, Inc. (a)	4,235	26,977
Solid Biosciences, Inc. (a)	2,045	4,888
Spectrum Pharmaceuticals, Inc. (a)	1,258	2,931
Spero Therapeutics, Inc. (a)	1,599	12,920
Springworks Therapeutics, Inc. (a)	270	7,290
Stoke Therapeutics, Inc.	441	10,099
Sutro Biopharma, Inc. (a)	1,148	11,710
Synlogic, Inc. (a)	2,014	3,464
TCR2 Therapeutics, Inc. (a)	1,307	10,116
TG Therapeutics, Inc. (a)	1,187	11,680
Turning Point Therapeutics, Inc.	184	8,217
UNITY Biotechnology, Inc. (a)	1,102	6,392
VBI Vaccines, Inc. (a)	2,376	2,257
Viela Bio, Inc.	149	5,662
Viking Therapeutics, Inc. (a)	7,498	35,091
Vir Biotechnology, Inc. (a)	187	6,408
		1,940,505
Health Care Equipment & Supplies - 0.8%
Alphatec Holdings, Inc. (a)	418	1,442
Angiodynamics, Inc. (a)	4,694	48,958
Avanos Medical, Inc. (a)	6,020	162,119
Bovie Medical Corp. (a)	3,652	13,111
Cerus Corp. (a)	2,322	10,797
electroCore, Inc. (a)	1,792	1,702
Integer Holdings Corp. (a)	1,108	69,649
Invacare Corp.	4,326	32,142
LeMaitre Vascular, Inc.	302	7,526
LivaNova PLC (a)	1,305	59,051
Meridian Bioscience, Inc. (a)	4,925	41,370
OraSure Technologies, Inc. (a)	7,834	84,294
Orthofix International NV (a)	565	15,826
Rockwell Medical Technologies, Inc. (a)	504	1,033
RTI Biologics, Inc. (a)	7,100	12,141
Seaspine Holdings Corp. (a)	2,779	22,704
Sientra, Inc. (a)	892	1,775
TransEnterix, Inc. (a)	210	74
TransMedics Group, Inc.	259	3,129
Utah Medical Products, Inc.	68	6,395
Varex Imaging Corp. (a)	2,734	62,089
		657,327
Health Care Providers & Services - 1.0%
1Life Healthcare, Inc. (a)	1,338	24,285
American Renal Associates Holdings, Inc. (a)	1,344	8,884
Avalon GloboCare Corp. (a)	85	132
BioScrip, Inc. (a)	3,509	33,230
Brookdale Senior Living, Inc. (a)	23,521	73,386
Community Health Systems, Inc. (a)	10,990	36,707
Cross Country Healthcare, Inc. (a)	3,821	25,754
Enzo Biochem, Inc. (a)	5,583	14,125
Exagen, Inc. (a)	73	1,164
Hanger, Inc. (a)	3,877	60,404
Magellan Health Services, Inc. (a)	1,240	59,656
National Healthcare Corp.	1,555	111,540
Owens & Minor, Inc.	7,848	71,809
Patterson Companies, Inc.	10,640	162,686
Progyny, Inc. (a)	848	17,969
Surgery Partners, Inc. (a)	2,822	18,428
Tenet Healthcare Corp. (a)	827	11,909
Tivity Health, Inc. (a)	6,049	38,048
Triple-S Management Corp.	2,914	41,087
		811,203
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	20,609	145,087
Computer Programs & Systems, Inc.	1,621	36,067
Evolent Health, Inc. (a)	7,349	39,905
Health Catalyst, Inc.	333	8,708
HealthStream, Inc. (a)	2,071	49,600
Livongo Health, Inc.	912	26,019
Phreesia, Inc.	468	9,842
Schrodinger, Inc.	295	12,720
		327,948
Life Sciences Tools & Services - 0.5%
Luminex Corp.	5,347	147,203
Nanostring Technologies, Inc. (a)	407	9,788
Pacific Biosciences of California, Inc. (a)	1,621	4,960
Personalis, Inc. (a)	525	4,237
Syneos Health, Inc. (a)	7,344	289,500
		455,688
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)	6,527	7,702
Aclaris Therapeutics, Inc. (a)	3,922	4,079
Akorn, Inc. (a)	10,320	5,792
Assertio Therapeutics, Inc. (a)	8,458	5,498
Cara Therapeutics, Inc. (a)	680	8,983
Eloxx Pharmaceuticals, Inc. (a)	280	549
Endo International PLC (a)	27,022	99,981
Evofem Biosciences, Inc. (a)	66	351
Eyepoint Pharmaceuticals, Inc. (a)	2,687	2,741
Fulcrum Therapeutics, Inc.	349	4,167
Intra-Cellular Therapies, Inc. (a)	3,394	52,166
Kala Pharmaceuticals, Inc. (a)	1,520	13,361
Lannett Co., Inc. (a)	4,176	29,023
Mallinckrodt PLC (a)	10,735	21,255
Menlo Therapeutics, Inc. (a)	5,932	15,898
NGM Biopharmaceuticals, Inc.	175	2,158
Osmotica Pharmaceuticals PLC (a)	1,114	3,543
Phathom Pharmaceuticals, Inc. (a)	289	7,462
Phibro Animal Health Corp. Class A	157	3,795
Prestige Brands Holdings, Inc. (a)	6,418	235,412
Reata Pharmaceuticals, Inc. (a)	1,667	240,615
resTORbio, Inc. (a)	1,836	1,891
Revance Therapeutics, Inc. (a)	1,112	16,458
Satsuma Pharmaceuticals, Inc. (a)	115	2,475
Strongbridge Biopharma PLC (a)	4,403	8,322
TherapeuticsMD, Inc. (a)	3,145	3,334
Verrica Pharmaceuticals, Inc. (a)	964	10,537
WAVE Life Sciences (a)	621	5,819
Xeris Pharmaceuticals, Inc. (a)	86	168
		813,535

TOTAL HEALTH CARE		5,006,206

INDUSTRIALS - 12.4%
Aerospace & Defense - 0.8%
AAR Corp.	4,242	75,338
Aerojet Rocketdyne Holdings, Inc. (a)	2,759	115,409
Cubic Corp.	3,354	138,554
Ducommun, Inc. (a)	1,147	28,503
Maxar Technologies, Inc.	7,607	81,243
Moog, Inc. Class A	514	25,972
National Presto Industries, Inc.	578	40,928
Park Aerospace Corp.	2,346	29,560
Triumph Group, Inc.	4,757	32,157
Vectrus, Inc. (a)	1,436	59,465
		627,129
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	2,961	76,009
Echo Global Logistics, Inc. (a)	3,410	58,243
Hub Group, Inc. Class A (a)	4,109	186,836
		321,088
Airlines - 0.3%
Hawaiian Holdings, Inc.	5,763	60,166
Mesa Air Group, Inc. (a)	2,139	7,037
SkyWest, Inc.	6,255	163,818
Spirit Airlines, Inc. (a)	1,896	24,439
		255,460
Building Products - 0.6%
Apogee Enterprises, Inc.	527	10,972
Armstrong Flooring, Inc. (a)	2,193	3,136
Builders FirstSource, Inc. (a)	982	12,010
Caesarstone Sdot-Yam Ltd.	2,900	30,653
Gibraltar Industries, Inc. (a)	4,105	176,187
Griffon Corp.	4,649	58,810
Insteel Industries, Inc.	2,356	31,217
Jeld-Wen Holding, Inc. (a)	896	8,718
Masonite International Corp. (a)	163	7,734
NCI Building Systems, Inc. (a)	5,900	26,904
Patrick Industries, Inc.	969	27,287
PGT, Inc. (a)	3,708	31,110
Quanex Building Products Corp.	4,205	42,386
Universal Forest Products, Inc.	862	32,058
		499,182
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	8,470	206,329
ACCO Brands Corp.	12,261	61,918
ADS Waste Holdings, Inc. (a)	549	18,007
Brady Corp. Class A	1,106	49,914
BrightView Holdings, Inc. (a)	3,971	43,919
CECO Environmental Corp. (a)	3,735	17,442
Charah Solutions, Inc. (a)	1,024	1,751
CompX International, Inc. Class A	223	3,390
Deluxe Corp.	5,050	130,947
Ennis, Inc.	3,237	60,791
Heritage-Crystal Clean, Inc. (a)	542	8,802
HNI Corp.	1,174	29,573
Interface, Inc.	720	5,443
Kimball International, Inc. Class B	620	7,384
Knoll, Inc.	343	3,540
Matthews International Corp. Class A	3,874	93,712
McGrath RentCorp.	983	51,490
Mobile Mini, Inc.	3,740	98,100
NL Industries, Inc.	1,160	3,457
PICO Holdings, Inc. (a)	2,303	17,917
Pitney Bowes, Inc.	10,781	21,993
Quad/Graphics, Inc.	4,183	10,541
R.R. Donnelley & Sons Co.	8,712	8,350
SP Plus Corp. (a)	2,903	60,237
Steelcase, Inc. Class A	8,494	83,836
Team, Inc. (a)	3,760	24,440
UniFirst Corp.	1,926	290,999
VSE Corp.	1,040	17,046
		1,431,268
Construction & Engineering - 0.9%
Aegion Corp. (a)	3,886	69,676
Ameresco, Inc. Class A (a)	2,866	48,808
Arcosa, Inc.	6,195	246,189
Argan, Inc.	278	9,610
Concrete Pumping Holdings, Inc. (a)	3,394	9,707
Construction Partners, Inc. Class A (a)	1,466	24,761
Dycom Industries, Inc. (a)	783	20,084
EMCOR Group, Inc.	1,775	108,843
Granite Construction, Inc.	5,088	77,236
Great Lakes Dredge & Dock Corp. (a)	840	6,972
Ies Holdings, Inc. (a)	583	10,290
Northwest Pipe Co. (a)	1,231	27,390
Primoris Services Corp.	1,815	28,859
Sterling Construction Co., Inc. (a)	2,566	24,377
Tutor Perini Corp. (a)	5,107	34,319
Williams Scotsman Corp. (a)	2,120	21,476
		768,597
Electrical Equipment - 0.5%
American Superconductor Corp. (a)	1,999	10,955
AZZ, Inc.	2,288	64,339
Bloom Energy Corp. Class A (a)	7,026	36,746
Encore Wire Corp.	2,590	108,754
EnerSys	1,885	93,345
Powell Industries, Inc.	1,120	28,750
Preformed Line Products Co.	392	19,533
Thermon Group Holdings, Inc. (a)	2,991	45,074
		407,496
Machinery - 3.2%
Alamo Group, Inc.	170	15,093
Altra Industrial Motion Corp.	8,187	143,191
Astec Industries, Inc.	2,844	99,455
Barnes Group, Inc.	5,278	220,779
Blue Bird Corp. (a)	975	10,657
Briggs & Stratton Corp.	5,100	9,231
CIRCOR International, Inc. (a)	2,501	29,087
Columbus McKinnon Corp. (NY Shares)	1,150	28,750
Commercial Vehicle Group, Inc. (a)	3,853	5,818
Eastern Co.	670	13,065
Enerpac Tool Group Corp. Class A	3,579	59,232
EnPro Industries, Inc.	2,384	94,359
ESCO Technologies, Inc.	195	14,802
Federal Signal Corp.	437	11,921
Franklin Electric Co., Inc.	307	14,469
Gencor Industries, Inc. (a)	1,002	10,521
Gorman-Rupp Co.	1,785	55,710
Graham Corp.	1,178	15,196
Greenbrier Companies, Inc.	4,087	72,503
Hillenbrand, Inc.	4,062	77,625
Hurco Companies, Inc.	812	23,629
Hyster-Yale Materials Handling Class A	1,290	51,716
Kennametal, Inc.	10,452	194,616
L.B. Foster Co. Class A (a)	1,227	15,166
Lindsay Corp.	896	82,056
Luxfer Holdings PLC sponsored	284	4,016
Lydall, Inc. (a)	2,130	13,760
Manitowoc Co., Inc. (a)	4,471	38,004
Meritor, Inc. (a)	1,493	19,782
Miller Industries, Inc.	1,321	37,358
Mueller Industries, Inc.	3,183	76,201
Mueller Water Products, Inc. Class A	8,060	64,561
Navistar International Corp. New (a)	6,313	104,101
NN, Inc.	5,347	9,250
Park-Ohio Holdings Corp.	1,110	21,023
REV Group, Inc.	2,787	11,622
Rexnord Corp.	12,116	274,670
Spartan Motors, Inc.	1,126	14,537
SPX Corp. (a)	1,036	33,815
SPX Flow, Inc. (a)	5,329	151,450
Standex International Corp.	1,571	77,010
Terex Corp.	1,952	28,031
Titan International, Inc.	6,303	9,770
TriMas Corp. (a)	5,703	131,739
Twin Disc, Inc. (a)	1,353	9,444
Wabash National Corp.	6,702	48,388
Watts Water Technologies, Inc. Class A	1,521	128,753
		2,675,932
Marine - 0.3%
Costamare, Inc.	6,632	29,977
Eagle Bulk Shipping, Inc. (a)	5,685	10,517
Genco Shipping & Trading Ltd.	1,999	12,834
Matson, Inc.	5,407	165,562
Safe Bulkers, Inc. (a)	6,133	7,298
Scorpio Bulkers, Inc.	5,589	14,140
		240,328
Professional Services - 1.3%
Acacia Research Corp. (a)	6,112	13,569
ASGN, Inc. (a)	817	28,856
BG Staffing, Inc.	695	5,199
CBIZ, Inc. (a)	6,521	136,419
CRA International, Inc.	698	23,320
FTI Consulting, Inc. (a)	4,306	515,730
GP Strategies Corp. (a)	1,604	10,442
Heidrick & Struggles International, Inc.	2,139	48,128
Huron Consulting Group, Inc. (a)	2,500	113,400
ICF International, Inc.	872	59,906
InnerWorkings, Inc. (a)	5,294	6,194
Kelly Services, Inc. Class A (non-vtg.)	4,209	53,412
MISTRAS Group, Inc. (a)	1,971	8,396
Resources Connection, Inc.	2,717	29,805
TrueBlue, Inc. (a)	4,913	62,690
		1,115,466
Road & Rail - 0.8%
ArcBest Corp.	3,241	56,782
Covenant Transport Group, Inc. Class A (a)	1,644	14,253
Daseke, Inc. (a)	5,671	7,939
Heartland Express, Inc.	5,546	102,989
Hertz Global Holdings, Inc. (a)	12,916	79,821
Marten Transport Ltd.	4,990	102,395
P.A.M. Transportation Services, Inc. (a)	77	2,368
Roadrunner Transportation Systems, Inc. (a)	388	989
Saia, Inc. (a)	1,326	97,514
U.S. Xpress Enterprises, Inc. (a)	2,847	9,509
Werner Enterprises, Inc.	5,753	208,604
YRC Worldwide, Inc. (a)	4,236	7,116
		690,279
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	5,610	92,789
BlueLinx Corp. (a)	1,127	5,579
BMC Stock Holdings, Inc. (a)	8,475	150,262
CAI International, Inc. (a)	2,103	29,736
DXP Enterprises, Inc. (a)	2,047	25,096
Foundation Building Materials, Inc. (a)	1,820	18,728
GATX Corp.	4,457	278,830
General Finance Corp. (a)	801	4,998
GMS, Inc. (a)	2,851	44,846
H&E Equipment Services, Inc.	896	13,153
Herc Holdings, Inc. (a)	2,843	58,168
Kaman Corp.	3,022	116,256
MRC Global, Inc. (a)	9,094	38,740
Now, Inc. (a)	13,795	71,182
Rush Enterprises, Inc.:
Class A	3,606	115,104
Class B	406	12,387
Systemax, Inc.	362	6,418
Textainer Group Holdings Ltd. (a)	6,631	54,507
Titan Machinery, Inc. (a)	2,391	20,778
Triton International Ltd.	6,881	178,011
Veritiv Corp. (a)	1,659	13,040
Willis Lease Finance Corp. (a)	351	9,337
		1,357,945

TOTAL INDUSTRIALS		10,390,170

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	6,081	46,702
Applied Optoelectronics, Inc. (a)	2,438	18,504
CalAmp Corp. (a)	4,237	19,067
Calix Networks, Inc. (a)	2,893	20,482
Cambium Networks Corp. (a)	214	1,198
Casa Systems, Inc. (a)	315	1,103
Comtech Telecommunications Corp.	3,022	40,162
Dasan Zhone Solutions, Inc. (a)	8	34
Digi International, Inc. (a)	3,654	34,859
Harmonic, Inc. (a)	11,357	65,416
Infinera Corp. (a)	22,719	120,411
Inseego Corp. (a)	5,801	36,140
KVH Industries, Inc. (a)	1,986	18,728
Lumentum Holdings, Inc. (a)	9,519	701,536
NETGEAR, Inc. (a)	3,792	86,609
NetScout Systems, Inc. (a)	9,016	213,409
Sonus Networks, Inc. (a)	7,518	22,780
Tessco Technologies, Inc.	866	4,235
		1,451,375
Electronic Equipment & Components - 3.8%
Anixter International, Inc. (a)	3,875	340,496
Arlo Technologies, Inc. (a)	9,601	23,330
Bel Fuse, Inc. Class B (non-vtg.)	1,257	12,243
Belden, Inc.	4,967	179,209
Benchmark Electronics, Inc.	4,698	93,913
CTS Corp.	4,139	103,020
Daktronics, Inc.	4,634	22,846
ePlus, Inc. (a)	202	12,649
Fabrinet (a)	377	20,569
FARO Technologies, Inc. (a)	118	5,251
Fitbit, Inc. (a)	23,261	154,918
II-VI, Inc. (a)	4,106	117,021
Insight Enterprises, Inc. (a)	2,808	118,301
KEMET Corp.	7,237	174,846
Kimball Electronics, Inc. (a)	2,937	32,072
Knowles Corp. (a)	10,348	138,456
Methode Electronics, Inc. Class A	4,650	122,900
MTS Systems Corp.	1,644	36,990
PC Connection, Inc.	1,432	59,013
Plexus Corp. (a)	3,184	173,719
Sanmina Corp. (a)	6,738	183,813
ScanSource, Inc. (a)	3,228	69,047
Tech Data Corp. (a)	4,516	590,919
TTM Technologies, Inc. (a)	12,606	130,346
Vishay Intertechnology, Inc.	16,885	243,313
Vishay Precision Group, Inc. (a)	331	6,646
		3,165,846
IT Services - 1.8%
Cardtronics PLC (a)	908	18,995
Conduent, Inc. (a)	22,084	54,106
Exela Technologies, Inc. (a)	233	48
Hackett Group, Inc.	294	3,740
Information Services Group, Inc. (a)	4,497	11,557
KBR, Inc.	18,018	372,612
Limelight Networks, Inc. (a)	8,822	50,285
Liveramp Holdings, Inc. (a)	8,532	280,873
ManTech International Corp. Class A	3,407	247,587
Perspecta, Inc.	16,533	301,562
StarTek, Inc. (a)	2,053	7,719
Sykes Enterprises, Inc. (a)	4,864	131,912
Unisys Corp. (a)	1,998	24,675
		1,505,671
Semiconductors & Semiconductor Equipment - 3.0%
Adesto Technologies Corp. (a)	470	5,259
Alpha & Omega Semiconductor Ltd. (a)	2,580	16,538
Ambarella, Inc. (a)	2,459	119,409
Amkor Technology, Inc. (a)	12,498	97,359
Axcelis Technologies, Inc. (a)	4,106	75,181
AXT, Inc. (a)	4,782	15,350
Brooks Automation, Inc.	1,236	37,698
Ceva, Inc. (a)	234	5,834
Cirrus Logic, Inc. (a)	7,411	486,384
Cohu, Inc.	5,128	63,485
Diodes, Inc. (a)	4,015	163,150
DSP Group, Inc. (a)	1,814	24,308
FormFactor, Inc. (a)	8,908	178,962
GSI Technology, Inc. (a)	2,021	14,066
Ichor Holdings Ltd. (a)	2,202	42,190
MACOM Technology Solutions Holdings, Inc. (a)	5,854	110,816
NeoPhotonics Corp. (a)	5,029	36,460
NVE Corp.	41	2,133
Onto Innovation, Inc. (a)	4,697	139,360
PDF Solutions, Inc. (a)	3,318	38,887
Photronics, Inc. (a)	8,095	83,055
Rambus, Inc. (a)	14,051	155,966
Semtech Corp. (a)	679	25,463
SiTime Corp.	334	7,271
SMART Global Holdings, Inc. (a)	1,725	41,918
SunPower Corp. (a)	9,441	47,866
Synaptics, Inc. (a)	4,355	252,024
Ultra Clean Holdings, Inc. (a)	5,030	69,414
Veeco Instruments, Inc. (a)	6,138	58,741
Xperi Corp.	5,005	69,620
		2,484,167
Software - 0.7%
American Software, Inc. Class A	1,617	22,978
Avaya Holdings Corp. (a)	12,159	98,366
Cloudera, Inc. (a)	29,449	231,764
Digimarc Corp. (a)	75	979
GTY Govtech, Inc. (a)	4,999	22,595
Ideanomics, Inc. (a)	1,126	1,509
Onespan, Inc. (a)	1,192	21,635
Ping Identity Holding Corp. (a)	281	5,626
QAD, Inc. Class A	699	27,911
SecureWorks Corp. (a)	946	10,888
Sprout Social, Inc. (a)	221	3,527
Synchronoss Technologies, Inc. (a)	5,005	15,265
TeleNav, Inc. (a)	2,201	9,508
TiVo Corp.	15,835	112,112
Verint Systems, Inc. (a)	456	19,608
		604,271
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	14,641	112,882
Diebold Nixdorf, Inc. (a)	4,709	16,576
Immersion Corp. (a)	3,943	21,134
Stratasys Ltd. (a)	6,544	104,377
		254,969

TOTAL INFORMATION TECHNOLOGY		9,466,299

MATERIALS - 4.3%
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.	218	1,432
AdvanSix, Inc. (a)	3,564	34,001
American Vanguard Corp.	3,677	53,169
Amyris, Inc. (a)	6,497	16,632
Ferro Corp. (a)	1,946	18,215
Flotek Industries, Inc. (a)	6,538	5,819
FutureFuel Corp.	3,286	37,033
H.B. Fuller Co.	1,644	45,917
Hawkins, Inc.	1,241	44,180
Innospec, Inc.	427	29,672
Intrepid Potash, Inc. (a)	12,460	9,968
Koppers Holdings, Inc. (a)	689	8,523
Kraton Performance Polymers, Inc. (a)	2,899	23,482
Kronos Worldwide, Inc.	2,845	24,012
Livent Corp. (a)	18,668	98,007
LSB Industries, Inc. (a)	2,808	5,897
Marrone Bio Innovations, Inc. (a)	381	311
Minerals Technologies, Inc.	4,385	159,000
Orion Engineered Carbons SA	2,495	18,613
PolyOne Corp.	651	12,349
PQ Group Holdings, Inc. (a)	4,820	52,538
Rayonier Advanced Materials, Inc.	5,919	6,274
Sensient Technologies Corp.	2,543	110,646
Stepan Co.	2,320	205,227
Trecora Resources (a)	2,785	16,571
Tredegar Corp.	3,315	51,813
Trinseo SA	5,001	90,568
Tronox Holdings PLC	6,291	31,329
Valhi, Inc.	3,504	3,609
		1,214,807
Construction Materials - 0.2%
Summit Materials, Inc. (a)	11,826	177,390
United States Lime & Minerals, Inc.	243	17,946
		195,336
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	3,308	102,846
Class B	752	30,125
UFP Technologies, Inc. (a)	779	29,672
		162,643
Metals & Mining - 1.7%
Allegheny Technologies, Inc. (a)	16,007	136,060
Carpenter Technology Corp.	5,995	116,903
Century Aluminum Co. (a)	6,331	22,918
Cleveland-Cliffs, Inc.	38,148	150,685
Coeur d'Alene Mines Corp. (a)	30,332	97,366
Commercial Metals Co.	15,002	236,882
Gold Resource Corp.	7,664	21,076
Haynes International, Inc.	1,588	32,729
Hecla Mining Co.	65,985	120,093
Kaiser Aluminum Corp.	969	67,132
Materion Corp.	1,531	53,600
Novagold Resources, Inc. (a)	8,845	65,239
Olympic Steel, Inc.	1,154	11,944
Ramaco Resources, Inc. (a)	919	2,196
Ryerson Holding Corp. (a)	73	388
Schnitzer Steel Industries, Inc. Class A	3,319	43,280
SunCoke Energy, Inc.	9,100	35,035
Synalloy Corp. (a)	1,053	9,193
TimkenSteel Corp. (a)	5,176	16,718
Warrior Metropolitan Coal, Inc.	6,577	69,848
Worthington Industries, Inc.	3,829	100,511
		1,409,796
Paper & Forest Products - 0.7%
Boise Cascade Co.	3,771	89,674
Clearwater Paper Corp. (a)	2,035	44,383
Louisiana-Pacific Corp.	12,344	212,070
Neenah, Inc.	363	15,656
P.H. Glatfelter Co.	5,549	67,809
Schweitzer-Mauduit International, Inc.	3,930	109,333
Verso Corp. (a)	4,153	46,846
		585,771

TOTAL MATERIALS		3,568,353

REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 10.9%
Acadia Realty Trust (SBI)	10,881	134,816
Agree Realty Corp.	5,274	326,461
Alexander & Baldwin, Inc.	8,733	97,984
American Finance Trust, Inc.	12,726	79,538
Armada Hoffler Properties, Inc.	4,887	52,291
Ashford Hospitality Trust, Inc.	10,978	8,115
Braemar Hotels & Resorts, Inc.	3,830	6,511
BRT Realty Trust	1,292	13,243
CareTrust (REIT), Inc.	3,089	45,686
CatchMark Timber Trust, Inc.	6,287	45,392
CBL & Associates Properties, Inc.	21,544	4,311
Cedar Realty Trust, Inc.	11,117	10,373
Chatham Lodging Trust	5,851	34,755
CIM Commercial Trust Corp.	1,546	17,145
City Office REIT, Inc.	6,800	49,164
Community Healthcare Trust, Inc.	986	37,744
CoreCivic, Inc.	15,166	169,404
CorEnergy Infrastructure Trust, Inc.	1,643	30,198
CorePoint Lodging, Inc.	5,064	19,851
DiamondRock Hospitality Co.	25,622	130,160
Easterly Government Properties, Inc.	7,304	179,971
Essential Properties Realty Trust, Inc.	10,371	135,445
Farmland Partners, Inc.	3,513	21,324
First Industrial Realty Trust, Inc.	12,753	423,782
Franklin Street Properties Corp.	13,222	75,762
Front Yard Residential Corp. Class B	6,310	75,405
Getty Realty Corp.	4,248	100,848
Gladstone Commercial Corp.	2,926	42,017
Gladstone Land Corp.	2,339	27,717
Global Medical REIT, Inc.	4,919	49,780
Global Net Lease, Inc.	11,455	153,153
Government Properties Income Trust	6,071	165,435
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,486	152,789
Healthcare Realty Trust, Inc.	16,845	470,481
Hersha Hospitality Trust	4,272	15,294
Independence Realty Trust, Inc.	11,592	103,632
Industrial Logistics Properties Trust	8,250	144,705
Investors Real Estate Trust	1,482	81,510
iStar Financial, Inc.	2,204	23,384
Jernigan Capital, Inc.	2,859	31,335
Kite Realty Group Trust	10,553	99,937
Lexington Corporate Properties Trust	30,750	305,348
LTC Properties, Inc.	2,546	78,671
Mack-Cali Realty Corp.	11,023	167,880
Monmouth Real Estate Investment Corp. Class A	10,199	122,898
National Health Investors, Inc.	3,067	151,878
New Senior Investment Group, Inc.	5,840	14,950
One Liberty Properties, Inc.	1,950	27,164
Pebblebrook Hotel Trust	16,550	180,230
Pennsylvania Real Estate Investment Trust (SBI)	4,983	4,543
Physicians Realty Trust	24,000	334,560
Piedmont Office Realty Trust, Inc. Class A	15,922	281,183
Potlatch Corp.	8,418	264,241
Preferred Apartment Communities, Inc. Class A	5,830	41,859
Ramco-Gershenson Properties Trust (SBI)	9,935	59,908
Retail Opportunity Investments Corp.	14,539	120,528
Retail Value, Inc.	1,882	23,055
Rexford Industrial Realty, Inc.	14,452	592,677
RLJ Lodging Trust	21,516	166,104
Sabra Health Care REIT, Inc.	25,668	280,295
Safety Income and Growth, Inc.	1,523	96,299
Saul Centers, Inc.	158	5,173
Senior Housing Properties Trust (SBI)	30,142	109,415
Seritage Growth Properties	3,911	35,629
Stag Industrial, Inc.	19,040	428,781
Summit Hotel Properties, Inc.	13,174	55,594
Sunstone Hotel Investors, Inc.	28,557	248,731
Terreno Realty Corp.	7,553	390,868
UMH Properties, Inc.	732	7,950
Universal Health Realty Income Trust (SBI)	152	15,323
Urban Edge Properties	14,653	129,093
Urstadt Biddle Properties, Inc. Class A	3,768	53,129
Washington Prime Group, Inc.	23,492	18,913
Washington REIT (SBI)	10,468	249,871
Whitestone REIT Class B	4,912	30,454
Xenia Hotels & Resorts, Inc.	14,428	148,608
		9,128,651
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	689	5,285
American Realty Investments, Inc. (a)	307	2,837
Consolidated-Tomoka Land Co.	615	27,878
Cushman & Wakefield PLC (a)	872	10,237
Forestar Group, Inc. (a)	2,088	21,611
FRP Holdings, Inc. (a)	888	38,184
Griffin Industrial Realty, Inc.	99	3,237
Kennedy-Wilson Holdings, Inc.	7,663	102,837
Marcus & Millichap, Inc. (a)	372	10,081
Maui Land & Pineapple, Inc. (a)	335	3,662
Newmark Group, Inc.	2,000	8,500
RE/MAX Holdings, Inc.	2,275	49,868
Realogy Holdings Corp.	14,483	43,594
Stratus Properties, Inc. (a)	734	12,984
Tejon Ranch Co. (a)	2,670	37,540
The St. Joe Co. (a)	4,250	71,315
Transcontinental Realty Investors, Inc. (a)	146	2,994
		452,644

TOTAL REAL ESTATE		9,581,295

UTILITIES - 7.6%
Electric Utilities - 2.3%
Allete, Inc.	6,599	400,427
El Paso Electric Co.	4,288	291,412
Genie Energy Ltd. Class B	1,036	7,438
MGE Energy, Inc.	2,835	185,607
Otter Tail Corp.	2,809	124,888
PNM Resources, Inc.	10,119	384,522
Portland General Electric Co.	11,423	547,619
		1,941,913
Gas Utilities - 2.8%
New Jersey Resources Corp.	11,294	383,657
Northwest Natural Holding Co.	3,284	202,787
ONE Gas, Inc.	6,648	555,906
RGC Resources, Inc.	946	27,368
South Jersey Industries, Inc.	10,152	253,800
Southwest Gas Holdings, Inc.	6,137	426,890
Spire, Inc.	6,325	471,086
		2,321,494
Independent Power and Renewable Electricity Producers - 0.7%
Atlantic Power Corp. (a)	5,129	10,976
Clearway Energy, Inc.:
Class A	4,222	72,492
Class C	10,269	193,057
Ormat Technologies, Inc.	3,252	220,030
Sunnova Energy International, Inc.	2,895	29,153
Terraform Power, Inc.	2,923	46,096
		571,804
Multi-Utilities - 1.6%
Avista Corp.	8,471	359,933
Black Hills Corp.	7,772	497,641
NorthWestern Energy Corp.	6,446	385,664
Unitil Corp.	1,861	97,368
		1,340,606
Water Utilities - 0.2%
Artesian Resources Corp. Class A	1,021	38,165
Cadiz, Inc. (a)	1,687	19,687
California Water Service Group	353	17,763
Consolidated Water Co., Inc.	1,814	29,750
Middlesex Water Co.	305	18,337
SJW Corp.	1,175	67,880
York Water Co.	158	6,867
		198,449

TOTAL UTILITIES		6,374,266

TOTAL COMMON STOCKS
(Cost $107,451,306)		83,432,514

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.29% (b)
(Cost $1,618,798)	1,618,345	1,618,831
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $109,070,104)		85,051,345
NET OTHER ASSETS (LIABILITIES) - (1.3)%(c)		(1,077,219)
NET ASSETS - 100%		$83,974,126

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	June 2020	$516,420	$55,054	$55,054

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $63,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,594
Total	$7,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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